Related Parties - Schedule of Transactions and Balances with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
General and administrative expense	$ 1,070,109	$ 1,004,899
Share based compensation	492,619	438,670
Research and development expense	417,000	615,623
Other accounts payables	424,515	199,983
General and Administrative Expense [Member]
General and administrative expense	769,520	653,458
Share based compensation	394,756	272,077
General and Administrative Expense [Member] | Directors' Compensation[Member]
General and administrative expense	380,756	295,088
General and Administrative Expense [Member] | Salaries and Fees to Officers [Member]
General and administrative expense	336,433	358,370
General and Administrative Expense [Member] | Consultants and Other Fees [Member]
General and administrative expense	52,331
Research and Development Expense [Member] | Salaries and Fees to Officers [Member]
Research and development expense	$ 25,301	$ 116,692